STOCKHOLDERS' EQUITY (DEFICIT) (Stock Option Activity) (Narrative) (Details) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Jun. 29, 2018	Jun. 25, 2018	Feb. 28, 2018	Jan. 12, 2016	Dec. 31, 2015	Jan. 12, 2015	Jan. 09, 2015	Dec. 31, 2014
Stock options compensation			$ 2,660,159
Stock Options [Member]
Awarded stock options	$ 14,195,000	$ 14,195,000						$ 1,050,000
Fair value of options	6,146,000	6,146,000			9,711,400			612,512				417,664
Weighted-average remaining contractual life for stock options outstanding and exercisable		9 years 6 months	8 years 8 months 12 days
Aggregate intrinsic value of options outstanding and exercisable	$ 1	$ 1	$ 0
Option vested	5,125,000	5,125,000
Stock options compensation	$ 9,053,341	$ 5,324,754
Total price to exercise all outstanding stock options	$ 14,301,000	$ 14,301,000
Stock options to purchase common stock		6,000,000
Stock options	26,832,000	26,832,000	6,637,500	3,680,000					600,000
Stock Options [Member] | Minimum [Member]
Exercise price					$ 0.705	$ 1.08
Stock Options [Member] | Maximum [Member]
Exercise price					$ 0.58	$ 0.58
Stock Options [Member] | Vesting through December 31, 2019 [Member]
Option vested	875,000	875,000
Stock Options [Member] | Vesting quarterly through July 1, 2022 [Member]
Option vested	945,000	945,000
2014 Stock Incentive Plan [Member]
Awarded stock options											$ 200,000
2014 Stock Incentive Plan [Member] | Mr. Ruby [Member]
Awarded stock options										$ 980,000
Common stock, per share value										$ 0.20
2017 Stock Incentive Plan [Member]
Awarded stock options							$ 6,000,000
Stock Incentive Plan 2018 [Member] | Stock Options [Member]
Awarded stock options	$ 14,195,000	$ 14,195,000
Option vested	13,250,000	13,250,000